VOYAGE REVENUE - Summary of adoption of the new revenue recognition guidance on Condensed Consolidated Statement of Operations - DIAMOND S SHIPPING INC. AND SUBSIDIARIES (Details) - Diamond S Shipping - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue:	$ 149,295	$ 89,820	$ 251,951	$ 182,964
Voyage expenses	65,895		107,473
Net loss attributable to Diamond S Shipping Inc.	$ (8,503)	$ (19,576)	$ (9,529)	$ (33,303)
Net loss per share - basic	$ (0.21)	$ (0.72)	$ (0.28)	$ (1.23)
Net loss per share - diluted	$ (0.21)	$ (0.72)	$ (0.28)	$ (1.23)
Balances without adoption of ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue:	$ 148,633		$ 252,886
Voyage expenses	66,092		107,966
Net loss attributable to Diamond S Shipping Inc.	$ (9,362)		$ (9,087)
Net loss per share - basic	$ (0.23)		$ (0.27)
Net loss per share - diluted	$ (0.23)		$ (0.27)
Effect of Change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Revenue:	$ 662		$ (935)
Voyage expenses	197		493
Net loss attributable to Diamond S Shipping Inc.	$ (859)		$ 442
Net loss per share - basic	$ (0.02)		$ 0.01
Net loss per share - diluted	$ (0.02)		$ 0.01